Events occurring after the reporting period (Details) - GBP (£)	2 Months Ended	6 Months Ended
	Feb. 20, 2025	Dec. 31, 2024	Dec. 31, 2023
Events occurring after the reporting period
Net book value of disposals of intangible assets		£ 20,858,000	£ 9,951,000
Additions or extensions of intangible assets		232,001,000	217,436,000
Registrations
Events occurring after the reporting period
Net book value of disposals of intangible assets		20,858,000	9,951,000
Additions or extensions of intangible assets		£ 230,952,000	£ 215,086,000
Disposal of playing registrations | Registrations
Events occurring after the reporting period
Proceeds from disposal of registrations, net of associated costs	£ 211,000
Net book value of disposals of intangible assets	19,000
Solidarity contributions, training compensation, sell-on fees and contingent consideration receivable	937,000
Acquisition or extension of registrations | Registrations
Events occurring after the reporting period
Additions or extensions of intangible assets	37,698,000
Sell-on fees and contingent consideration payable	£ 5,808,000